Submission	Jan. 27, 2025
Submission [Line Items]
Central Index Key	0001067701
Registrant Name	UNITED RENTALS, INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES